Note 15 - Segments (Details Textual) - Eagan [Member] - Customer Concentration Risk [Member]	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer, Segment Benchmark [Member]
Number of Customers	1
Accounts Receivable [Member]
Number of Customers	1